Joint arrangements (Details Narrative)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Syntara LLC [Member]
Statement Line Items [Line Items]
Proportion of ownership (in percent)	50.00%	50.00%	50.00%
MidaSol Therapeutics GP [Member]
Statement Line Items [Line Items]
Proportion of ownership (in percent)	50.00%	50.00%	50.00%